Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive “compensation actually paid” (as determined in accordance with the rules prescribed under Item 402(v)) to (i) each individual who has served as our principal executive officer (“PEO”) during any or all of 2020, 2021 and 2022 and (ii) our other non-PEO
named executive officers (determined as an average, as set forth below) during each of 2020, 2021 and
2022
, and our financial performance. For more information about our executive compensation program, please refer to the “Compensation Discussion and Analysis” section above.

	Summary Compensation Table Total for ($):		Compensation Actually Paid to ($):		Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (1),(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (1),(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (in millions) ($)	Fee Related Earnings (FRE) (in millions) ($) (4)
Year	Marc Rowan	Leon Black	Marc Rowan	Leon Black			Total Shareholder Return ($)	Peer Group Total Shareholder Return($) (3)

2022	310,011	—	310,011	—	17,204,252	3,456,563	150	127	(3,213)	1,410

2021	302,310	356,713	302,310	356,713	223,067,825	245,284,632	166	162	1,802	1,267

2020	—	423,687	—	423,687	8,846,958	8,881,144	115	115	120	1,102

(1)
The
non-PEO
named executive officers in 2022 consist of Messrs. Belardi, Kelly, Kleinman and Suydam, and in 2021 and 2020 consist of Messrs. Civale, Kelly, Kleinman and Zelter (as applicable, the
“Non-PEO
NEOs”).

(2)
“Compensation actually paid” has been calculated in accordance with the requirements of Item 402(v)(2)(iii) of Regulation
S-K
and does not reflect compensation actually earned, realized or received. To calculate the “compensation actually paid,” the following amounts were deducted from and added to the applicable “Summary Compensation Table Total” set forth above:

	Summary Compensation Table Total ($)	Deductions of Reported Equity Values from Summary Compensation Table Total (a) ($)	Equity Award Adjustments to Summary Compensation Table Total (b) ($)	“Compensation Actually Paid” ($)

Marc Rowan
2022	310,011	—	—	310,011
2021	302,310	—	—	302,310

Leon Black
2021	356,713	—	—	356,713
2020	423,687	—	—	423,687

Average of Non-PEO Named Executive Officers
2022	17,204,252	(3,862,211)	(9,885,478)	3,456,563
2021	223,067,825	(206,199,646)	228,416,452	245,284,632
2020	8,846,958	(6,008,009)	6,042,194	8,881,144
(a)	Represents the grant date fair value of equity-based awards granted in each year, as reflected in the “Stock Awards” column.

(b)
Reflects adjustments to the value of Stock Awards, as calculated in accordance with the rules prescribed
under Item 402(v) and in accordance with ASC Topic 718, which included the categories of adjustments for each year as set forth below. For additional information regarding the determination of fair value, see Note 7 to our consolidated financial statements in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2022.

	Year End Fair Value of Awards Granted During Year that Remained Outstanding and Unvested at Year End ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in a Prior Year that Remained Outstanding and Unvested at Year End ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Year ($)	Year Over Year Change in Fair Value of Equity Awards Granted in a Prior Year that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions During Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
Marc Rowan
2022	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—
Leon Black
2021	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—
Average of Non-PEO Named Executive Officers
2022	2,418,692	(15,397,857)	1,512,065	(599,804)	—	2,181,426	(9,885,478)
2021	122,942,498	13,410,783	89,180,855	1,483,123	—	1,399,194	228,416,452
2020	5,460,830	(1,438,855)	351,787	(120,870)	—	1,789,302	6,042,194
(3)	The Peer Group for these purposes is the Dow Jones U.S. Asset Manager Index.

(4)
Our company-selected measure is Fee Related Earnings (“FRE”). FRE is further described in our Annual Report on Form
10-K
within “Management’s Discussion and Analysis of Financial Condition and Results of Operations-Managing Business
Performance-Key
Segment and
Non-U.S.
GAAP Performance
Measures-Fee
Related Earnings, Spread Related Earnings and Principal Investing Income.”

Company Selected Measure Name	Fee Related Earnings
Named Executive Officers, Footnote	The non-PEO named executive officers in 2022 consist of Messrs. Belardi, Kelly, Kleinman and Suydam, and in 2021 and 2020 consist of Messrs. Civale, Kelly, Kleinman and Zelter
Peer Group Issuers, Footnote	The Peer Group for these purposes is the Dow Jones U.S. Asset Manager Index.
Adjustment To PEO Compensation, Footnote

	Summary Compensation Table Total ($)	Deductions of Reported Equity Values from Summary Compensation Table Total (a) ($)	Equity Award Adjustments to Summary Compensation Table Total (b) ($)	“Compensation Actually Paid” ($)

Marc Rowan
2022	310,011	—	—	310,011
2021	302,310	—	—	302,310

Leon Black
2021	356,713	—	—	356,713
2020	423,687	—	—	423,687

Average of Non-PEO Named Executive Officers
2022	17,204,252	(3,862,211)	(9,885,478)	3,456,563
2021	223,067,825	(206,199,646)	228,416,452	245,284,632
2020	8,846,958	(6,008,009)	6,042,194	8,881,144

	Year End Fair Value of Awards Granted During Year that Remained Outstanding and Unvested at Year End ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in a Prior Year that Remained Outstanding and Unvested at Year End ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Year ($)	Year Over Year Change in Fair Value of Equity Awards Granted in a Prior Year that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions During Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
Marc Rowan
2022	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—
Leon Black
2021	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—
Average of Non-PEO Named Executive Officers
2022	2,418,692	(15,397,857)	1,512,065	(599,804)	—	2,181,426	(9,885,478)
2021	122,942,498	13,410,783	89,180,855	1,483,123	—	1,399,194	228,416,452
2020	5,460,830	(1,438,855)	351,787	(120,870)	—	1,789,302	6,042,194

Non-PEO NEO Average Total Compensation Amount	$ 17,204,252	$ 223,067,825	$ 8,846,958
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,456,563	245,284,632	8,881,144
Adjustment to Non-PEO NEO Compensation Footnote

	Summary Compensation Table Total ($)	Deductions of Reported Equity Values from Summary Compensation Table Total (a) ($)	Equity Award Adjustments to Summary Compensation Table Total (b) ($)	“Compensation Actually Paid” ($)

Marc Rowan
2022	310,011	—	—	310,011
2021	302,310	—	—	302,310

Leon Black
2021	356,713	—	—	356,713
2020	423,687	—	—	423,687

Average of Non-PEO Named Executive Officers
2022	17,204,252	(3,862,211)	(9,885,478)	3,456,563
2021	223,067,825	(206,199,646)	228,416,452	245,284,632
2020	8,846,958	(6,008,009)	6,042,194	8,881,144

	Year End Fair Value of Awards Granted During Year that Remained Outstanding and Unvested at Year End ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in a Prior Year that Remained Outstanding and Unvested at Year End ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Year ($)	Year Over Year Change in Fair Value of Equity Awards Granted in a Prior Year that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions During Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
Marc Rowan
2022	—	—	—	—	—	—	—
2021	—	—	—	—	—	—	—
Leon Black
2021	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—
Average of Non-PEO Named Executive Officers
2022	2,418,692	(15,397,857)	1,512,065	(599,804)	—	2,181,426	(9,885,478)
2021	122,942,498	13,410,783	89,180,855	1,483,123	—	1,399,194	228,416,452
2020	5,460,830	(1,438,855)	351,787	(120,870)	—	1,789,302	6,042,194

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Most Important Performance Measures
The following provides a list of the performance measures that we believe are the most important performance measures used to link compensation actually paid to company performance for 2022. We are providing this list in accordance with Item 402(v) of Regulation
S-K
to provide information on performance measures used by the Compensation Committee to determine NEO compensation. For more information, see the Compensation Discussion and Analysis above.

•	Fee Related Earnings

•	Adjusted Net Income

•	Realized Performance Fees

•	Spread Related Earnings

Total Shareholder Return Amount	$ 150	166	115
Peer Group Total Shareholder Return Amount	127	162	115
Net Income (Loss)	$ (3,213,000,000)	$ 1,802,000,000	$ 120,000,000
Company Selected Measure Amount	1,410,000,000	1,267,000,000	1,102,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Fee Related Earnings
Non-GAAP Measure Description	Our company-selected measure is Fee Related Earnings (“FRE”). FRE is further described in our Annual Report on Form
10-K
within “Management’s Discussion and Analysis of Financial Condition and Results of Operations-Managing Business
Performance-Key
Segment and
Non-U.S.
GAAP Performance
Measures-Fee
	Related Earnings, Spread Related Earnings and Principal Investing Income.”
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Realized Performance Fees
Measure:: 4
Pay vs Performance Disclosure
Name	Spread Related Earnings
Marc Rowan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 310,011	$ 302,310
PEO Actually Paid Compensation Amount	$ 310,011	$ 302,310
PEO Name	Marc Rowan	Marc Rowan
Leon Black [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 356,713	$ 423,687
PEO Actually Paid Compensation Amount		$ 356,713	$ 423,687
PEO Name		Leon Black	Leon Black
Non-PEO NEO | Deductions of Reported Equity Values from Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,862,211)	$ (206,199,646)	$ (6,008,009)
Non-PEO NEO | Equity Award Adjustments to Summary Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,885,478)	228,416,452	6,042,194
Non-PEO NEO | Year End Fair Value of Awards Granted During Year that Remained Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,418,692	122,942,498	5,460,830
Non-PEO NEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in a Prior Year that Remained Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,397,857)	13,410,783	(1,438,855)
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,512,065	89,180,855	351,787
Non-PEO NEO | Year Over Year Change in Fair Value of Equity Awards Granted in a Prior Year that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(599,804)	1,483,123	(120,870)
Non-PEO NEO | Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,181,426	1,399,194	1,789,302
Non-PEO NEO | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (9,885,478)	$ 228,416,452	$ 6,042,194